DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill All Cap Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Research Opportunities Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Short Duration Total Return Fund
Diamond Hill Core Bond Fund
Diamond Hill Corporate Credit Fund
Diamond Hill High Yield Fund

Supplement dated January 31, 2018
to the Summary Prospectus for the Diamond Hill Research Opportunities Fund,
Prospectus and Statement of Additional Information dated April 7, 2017

Effective January 31, 2018 all references to Kapish Bhutani in the Summary Prospectus, Prospectus and Statement of Additional information are removed.

This Supplement and the Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated April 7, 2017 provide the information a prospective investor ought to know before investing and should be retained for future reference.